Segment Reporting (Details) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Number of operating segments										4		4
Number of reportable segments										1		1
Number of customers exceeding ten percent of net sales												0
Concentration Risk, Percentage												10.00%
Revenues from External Customers and Long-Lived Assets
Net Sales	$ 261,921	$ 211,746	$ 200,134	$ 216,828	$ 179,864	$ 205,853	$ 204,802	$ 215,404	$ 185,740	$ 723,771	$ 596,826	$ 808,572	$ 811,799	$ 821,983
Long-Lived Assets		158,677				126,600						158,677	126,600	131,678
Equipment
Revenues from External Customers and Long-Lived Assets
Net Sales												491,075	499,634	500,141
Parts and consumables
Revenues from External Customers and Long-Lived Assets
Net Sales												173,632	175,697	182,845
Service and other
Revenues from External Customers and Long-Lived Assets
Net Sales												114,719	112,622	114,027
Specialty surface coatings
Revenues from External Customers and Long-Lived Assets
Net Sales												29,146	23,846	24,970
Americas
Revenues from External Customers and Long-Lived Assets
Net Sales	161,037		152,294							472,953	449,704	607,026	591,405	569,004
Long-Lived Assets		134,737				110,842						134,737	110,842	103,958
Europe, Middle East, Africa
Revenues from External Customers and Long-Lived Assets
Net Sales	78,851		29,309							189,483	94,433	129,046	139,834	165,686
Long-Lived Assets		19,606				11,100						19,606	11,100	24,051
Asia Pacific
Revenues from External Customers and Long-Lived Assets
Net Sales	$ 22,033		$ 18,531							$ 61,335	$ 52,689	72,500	80,560	87,293
Long-Lived Assets		4,334				4,658						4,334	4,658	3,669
The Netherlands
Revenues from External Customers and Long-Lived Assets
Long-Lived Assets		$ 14,742				$ 9,724						$ 14,742	$ 9,724	$ 14,066